Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20	10%
Machinery and equipment	3-10	0-5%
Charging piles and robots	5-10	0%
Office equipment, furniture and fixtures	3-5	0%-5%
Motor vehicles	4-5	5%
Electronic equipment	3-10	5%

Schedule of Depreciation Expense	The following table summarizes the depreciation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive income (loss):
	Six months ended December 31,
	2024	2025
	RMB	RMB
Cost of revenue	-	333
General and administrative expenses	-	332
Research and development expenses	-	3
Depreciation expense	-	668

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software Copyright	5-10
Patent	5-10
Trade names	5-10
Forest land use right	31
Software	10
Human Capital	5
Customer Relationships	5
In-Process Research & Development	3
Supplier Relationships and Vendor Agreements	5

Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the six months ended December 31, 2024 and 2025:

	Six months ended December 31, 2025
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Product revenues
Sale of health and wellness products	1,135		1,135
Sale of mobile charging robots and charging piles	1,826		1,826
Charging services
Charging services through mobile charging robots	95		95
Charging services through charging piles	82		82
Total net revenues	3,138		3,138

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2025 and June 30, 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investment	4,255	4,255	-	-

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investments	818	-	818	-
Investments – equity security recorded within other current assets	32,235	32,235	-	-